Employee Benefit Plan, Legal Actions (Details) - EBP 002 [Member] - Subsequent events [Member] - USD ($)	May 12, 2026	Apr. 20, 2026
ESOP Loan Transaction [Member]
EBP, Contingency [Line Items]
EBP, Litigation Settlement Amount Awarded To Other Party		$ 84,000,000
Forfeited 401K Plan Assets [Member]
EBP, Contingency [Line Items]
EBP, Loss Contingency, Date of Dismissal	May 12, 2026